TRADE AND OTHER PAYABLES, PROVISIONS AND OTHER LONG-TERM LIABILITIES - Schedule of Trade and Other Payables (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current
Trade payables	$ 8,746,938	$ 6,004,071
Accruals	1,687,214	1,307,087
Other payables	15,635	178,239
Total trade and other payables	$ 10,449,787	$ 7,489,397